[ASTON ASSET MANAGEMENT LOGO]

                                   Aston Funds
                                  (THE "TRUST")

                        ASTON/TAMRO LARGE CAP VALUE FUND

                                 CLASS N SHARES

                        SUPPLEMENT DATED OCTOBER 25, 2007
                  TO THE CLASS N PROSPECTUS DATED MARCH 1, 2007

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

                CHANGE IN NAME OF SERIES AND INVESTMENT STRATEGY

Effective as of January 1, 2008, the name of the series of the Trust currently designated as ASTON/TAMRO LARGE CAP VALUE FUND shall be changed to the ASTON/TAMRO ALL CAP FUND (the "Fund"). In connection with the change in name of the Fund and pursuant to notice provided to shareholders of the Fund, effective as of January 1, 2008, the Fund's current non-fundamental policy of investing at least 80% of its assets in common stocks of improving quality, large-cap companies under normal circumstances will be eliminated and the Fund will transition to its new strategy of investing in all cap securities.

There is no change in the Fund's current investment objective or current portfolio management team.

Effective as of January 1, 2008, the following information replaces the information in the prospectus relating to the Fund's Principal Investment Strategies and Principal Risks of Investing:

ASTON/TAMRO ALL CAP FUND (FORMERLY ASTON/TAMRO LARGE CAP VALUE FUND)

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
The portfolio manager employs a bottom-up approach to selecting securities for investment. The portfolio manager emphasizes securities that the manager believes have long-term appreciation potential, but are undervalued as a result of mis-pricing due to short-term difficulties of the company or industry sector. The investment process involves both qualitative and quantitative evaluation.

In selecting securities, the portfolio manager looks for the following criteria:
-    attractive company fundamentals
     o    differentiated product or service offering
     o    capable and motivated leadership
     o    financial stability
-    attractive stock valuations
-    evidence of a sustainable competitive advantage

The Fund invests in securities that fall into three categories:
-    Leaders (best of class)
-    Laggards (companies undergoing a restructuring)

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                                                              AST TAMRO SUP 1007

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-    Innovators (dedication to introducing new products or services)

To manage risk, the portfolio manager limits position sizes, diversifies sectors relative to the benchmark, and adheres to a strong sell discipline.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in this Fund.

RISKS. These principal investment risks apply to the Fund: foreign securities, liquidity, manager, market, mid-cap company, small-cap company and value style risks. See the "Principal Investment Risks" section of the Prospectus for a more detailed discussion of these risks.

                           CHANGE IN PRIMARY BENCHMARK

In connection with the name and strategy change, the Adviser has elected to change the benchmark to the Russell 3000 Index effective as of January 1, 2008. The following information replaces the information about Average Annual Total Return for the Fund. The table below is restated to show the Fund's average annual return for the calendar period compared to the return of the current and new indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the period ended December 31, 2006)

                                                                                                  Since
                                                                   1 Year        5 Years       Inception (a)
                                                                 ------------ -------------- ----------------
Aston/TAMRO All Cap Fund: (b)
     Return Before Taxes                                           13.20%         6.92%           6.77%
     Return After Taxes on Distributions                           11.18%         6.39%           6.32%
     Return After Taxes on Distributions and Sale
         of Fund Shares                                            11.32%         5.93%           5.82%

                                                                 ------------ -------------- ----------------
S&P 500/Citigroup Value Index (c)(d)                               20.83%         9.05%           6.08%
                                                                 ------------ -------------- ----------------
Russell 3000 Index (c)(d)                                          15.72%         7.17%           4.04%
                                                                 ------------ -------------- ----------------

(a) Fund's inception: November 30, 2000. Index data computed from November 30, 2000.
(b) As of January 1, 2008, the Fund will change its name from Aston/TAMRO Large Cap Value Fund to Aston/TAMRO All Cap Fund. Performance prior to that time reflects the Fund's former strategy of emphasizing large cap value stocks and may have differed if the current strategy was in place. Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.
(c)  Reflects no deduction for taxes, expenses or fees.
(d) Effective as of January 1, 2008, the Fund's benchmark will change from the S&P 500/Citigroup Value Index to the Russell 3000 Index as the Russell 3000 Index was determined to be a more appropriate broad based index in light of the change in investment strategy.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com

                                                                     Page 2 of 2
                                                              AST TAMRO SUP 1007

[ASTON ASSET MANAGEMENT]

                                   Aston Funds
                                  (THE "TRUST")

                        ASTON/TAMRO LARGE CAP VALUE FUND

                                 CLASS N SHARES

                       SUPPLEMENT DATED OCTOBER 25, 2007
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2007

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

                CHANGE IN NAME OF SERIES AND INVESTMENT STRATEGY

Effective January 1, 2008, the name of the series of the Trust currently designated as Aston/TAMRO Large Cap Value Fund shall be changed to the Aston/TAMRO All Cap Fund (the "Fund"). In connection with the change in name of the Fund and pursuant to notice provided to shareholders of the Fund, effective as of January 1, 2008, the Fund's current non-fundamental policy of investing at least 80% of its assets in common stocks of improving quality, large-cap companies under normal circumstances will be eliminated and the Fund will transition to its new strategy of investing in all cap securities.

There is no change in the Fund's current investment objective or current portfolio management team.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

          For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com



                                                          AST TAMRO SAI SUP 1007